Intangible Assets - Summary of Detailed Information About Intangible Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	¥ 263,101
Charge for the year	(8,422)	¥ (5,366)	¥ (3,762)
Ending Balance	492,300	263,101
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	277,254	177,292
Acquisition from business combinations (Note 8)		26,000
Additions - acquired separately	237,621	73,962
Ending Balance	514,875	277,254	177,292
Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(14,153)	(8,787)
Charge for the year	(8,422)	(5,366)
Ending Balance	(22,575)	(14,153)	(8,787)
Software
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	12
Ending Balance	46	12
Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	391	391
Additions - acquired separately	64
Ending Balance	455	391	391
Software | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(379)	(339)
Charge for the year	(30)	(40)
Ending Balance	(409)	(379)	(339)
Copyrights
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	263,089
Ending Balance	492,254	263,089
Copyrights | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	276,863	176,901
Acquisition from business combinations (Note 8)		26,000
Additions - acquired separately	237,557	73,962
Ending Balance	514,420	276,863	176,901
Copyrights | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(13,774)	(8,448)
Charge for the year	(8,392)	(5,326)
Ending Balance	¥ (22,166)	¥ (13,774)	¥ (8,448)